Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Business Combinations [Abstract]
Schedule of Total Consideration is Summarized	The total consideration is summarized as follows (in thousands):
Consideration
Fair value of shares of the Company’s common stock issued at Cobalt Closing (classified within Additional paid-in capital)	$3,333
Deferred Cobalt Consideration Shares (Classified within Deferred consideration, current and noncurrent)	6,331
Fair value of total consideration	$9,664

The consideration initially paid and remaining payable as of the date of the Sunder Closing is summarized below (in thousands):

Consideration
Paid at Sunder Closing
Cash	$20,689
Seller note	20,000
Fair value of 3.3 million shares of the Company’s common stock	5,700
Payable subsequent to Sunder Closing
Deferred Sunder Consideration Shares (fair value of 6.7 million shares of the Company’s common stock at Sunder Closing)	11,400
Fair value of total consideration at Sunder Closing	$57,789
The total consideration is summarized as follows (in thousands):
Consideration
Fair value of 10,243,924 shares of the Company’s common stock issued at Ambia Closing	$16,493
Deferred Ambia Consideration Shares	16,879
Fair value of total consideration	$33,372

The consideration is summarized as follows (in thousands):

Consideration
Cash	$20,689
Seller note	20,000
Fair value of 3,333,334 shares of the Company’s common stock (classified within Additional paid-in-capital)	5,700
Deferred Sunder Consideration Shares (fair value of 6,666,666 shares of the Company’s common stock):
Classified within Deferred consideration, current with related party	5,700
Classified within Deferred consideration, noncurrent with related party	5,700
Fair value of total consideration	$57,789
Consideration
Fair value of 10,243,924 shares of the Company’s common stock issued at Ambia Closing (classified within Additional paid-in capital)	$16,493
Deferred Ambia Consideration Shares (Classified within Deferred consideration, current)	16,879
Fair value of total consideration	$33,372

Schedule of Provisional Fair Values of Identifiable Assets Acquired and Liabilities Assumed

The provisional fair values of identifiable assets acquired and liabilities assumed are identified below (in thousands):

Provisional fair values as of Cobalt Closing
Net assets acquired:
Cash and cash equivalents	$553
Trade accounts receivable, net	3,642
Inventories	1,739
Prepaid expenses and other current assets	30
Property and equipment, net	485
Intangible assets, net	3,871
Operating lease right-of-use assets	1,277
Accounts payable	(3,864)
Accrued expenses and other current liabilities	(1,002)
Short-term debt with third parties	(2,706)
Other long-term liabilities	(1,099)
Contract liabilities	(5,238)
Deferred tax liability	(1,001)
Fair value of the excess of liabilities assumed over assets acquired	(3,313)
Fair value of common stock issued	3,333
Fair value of Deferred Cobalt Consideration Shares	6,331
Consideration transferred	9,664
Goodwill recognized	$12,977

As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional fair values as of the Cobalt Closing
Customer relationships (Backlog)	18 months	$1,100
Trade name – Cobalt	10 years	2,000
Building lease intangible asset – favorable lease	6 years	771
Total		$3,871
(in thousands)	Provisional fair values
Net assets acquired:
Accounts receivable	$797
Prepaid expenses and other current assets	3,039
Property and equipment	241
Operating lease right-of-use assets	313
Other noncurrent assets	135
Intangibles	37,500
Contract liabilities	(11,673)
Accounts payable	(203)
Accrued expenses and other current liabilities	(3,850)
Operating lease liabilities	(332)
Fair value of net assets acquired	25,967
Consideration transferred	57,789
Goodwill recognized	$31,822

Intangible assets acquired and estimated useful lives were as follows (in thousands):

	Estimated useful life	Provisional fair values
Customer relationships	10 years	$30,600
Trademark - Sunder	10 years	6,100
Developed technology - Sunder	2 years	800
Total		$37,500
The provisional fair values of identifiable assets acquired and liabilities assumed are identified below (in thousands):
Provisional fair values as of the Ambia Closing
Net assets acquired:
Cash and cash equivalents	$1,350
Accounts receivable	1,368
Contract assets - unbilled receivables	1,143
Prepaid expenses and other current assets	797
Property and equipment, net	2,230
Intangible assets	4,300
Operating lease right-of-use assets	2,563
Other noncurrent assets	182
Accounts payable	(2,806)
Accrued expenses and other current liabilities	(2,917)
Contract liabilities	(1,675)
Operating lease liabilities, noncurrent	(2,702)
Finance lease liabilities	(1,269)
Fair value of net assets acquired	2,564
Fair value of common stock issued	16,493
Fair value of Deferred Ambia Consideration Shares	16,879
Consideration transferred	33,372
Goodwill recognized	$30,808

As of the Ambia Closing, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional Fair values as of the Ambia Closing
Customer relationships (Backlog)	1 year (1)	$3,400
Trademarks - Ambia	1 year	900
Total		$4,300

(1)	Useful life is based upon customer consumption, expected to occur within one year.

The following table summarizes the provisional and final fair values of identifiable assets acquired and liabilities assumed and measurement period adjustments (in thousands):

	Provisional fair values as of December 29, 2024	Measurement period adjustments in fiscal 2025	Final fair values
Net assets acquired:
Cash	$1,000	$—	$1,000
Accounts receivable	11,999	4,615	16,614
Contract assets	4,615	(4,615)	—
Inventories	27,706	20,682	48,388
Prepaid expenses and other current assets	2,219	—	2,219
Property and equipment	5,867	—	5,867
Operating lease right-of-use assets	2,506	—	2,506
Other noncurrent assets	541	—	541
Intangibles	18,100	(2,206)	15,894
Deferred revenue	(7,361)	—	(7,361)
Accounts payable	(5,270)	—	(5,270)
Accrued expenses and other current liabilities	(13,955)	—	(13,955)
Operating lease liabilities	(2,963)	—	(2,963)
Other long-term liabilities	(8,980)	—	(8,980)
Fair value of net assets acquired	36,024	18,476	54,500
Goodwill recognized	18,476	(18,476)	—
Consideration transferred	$54,500	$—	$54,500

The provisional and final fair values of the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional fair values as of December 29, 2024	Measurement period adjustments in fiscal 2025	Final fair values
Trademark – Blue Raven Solar	10 years	$8,400	$(1,306)	$7,094
Trademark - SunPower	10 years	5,200	(900)	4,300
Developed technology	3 years	4,500	—	4,500
Total		$18,100	$(2,206)	$15,894

The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

	Provisional fair values as of September 24, 2025	Measurement period adjustments in fiscal 2025	Provisional fair values as of December 28, 2025
Net assets acquired:
Accounts receivable	$257	$540	$797
Prepaid expenses and other current assets	387	2,652	3,039
Property and equipment	241	—	241
Operating lease right-of-use assets	313	—	313
Other noncurrent assets	552	(417)	135
Intangibles	25,922	11,578	37,500
Contract liabilities	(11,073)	(600)	(11,673)
Accounts payable	(184)	(19)	(203)
Accrued expenses and other current liabilities	(1,322)	(2,528)	(3,850)
Operating lease liabilities	(215)	(117)	(332)
Fair value of net assets acquired	14,878	11,089	25,967
Consideration transferred	57,789	—	57,789
Goodwill recognized	$42,911	$(11,089)	$31,822

As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional fair values as of September 24, 2025	Measurement period adjustments in fiscal 2025	Provisional fair values as of December 28, 2025
Customer relationships	10 years	$9,279	$21,321	$30,600
Trademark - Sunder	10 years	2,427	3,673	6,100
Developed technology - Sunder	2 years	14,216	(13,416)	800
Total		$25,922	$11,578	$37,500

The provisional fair values of identifiable assets acquired and liabilities assumed are identified below (in thousands):

Provisional fair values as of December 28, 2025
Net assets acquired:
Cash and cash equivalents	$1,350
Accounts receivable	1,368
Contract assets - unbilled receivables	1,143
Prepaid expenses and other current assets	797
Property and equipment, net	2,230
Intangible assets	4,300
Operating lease right-of-use assets	2,563
Other noncurrent assets	182
Accounts payable	(2,806)
Accrued expenses and other current liabilities	(2,917)
Contract liabilities	(1,675)
Operating lease liabilities, noncurrent	(2,702)
Finance lease liabilities	(1,269)
Fair value of net assets acquired	2,564
Fair value of common stock issued (classified within Additional paid-in-capital)	16,493
Fair value of Deferred Ambia Consideration Shares (Accrued expenses and other current liabilities)	16,879
Consideration transferred	33,372
Goodwill recognized	$30,808

As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional Fair values as of December 28, 2025
Customer relationships (Backlog)	1 year (1)	$3,400
Trademarks - Ambia	1 year	900
Total		$4,300

(1) Useful life is based upon customer consumption, expected to occur within one year.

Schedule of Operations of the Combined Business	The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands):
	Unaudited
	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025

Pro forma revenue	$114,579	$101,190
Pro forma net income from operations	1,725	187
The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands):
	Unaudited
	Fiscal Year Ended
	December 28,	December 29,
	2025	2024

Pro forma revenue	$429,689	$480,427
Pro forma net loss from continuing operations	(59,168)	(312,801)